U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1	.	Name and address of issuer:	Transamerica Funds
570 Carillon Parkway
St. Petersburg, FL 33716

2	.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of
		the issuer, check the box but do not list series or classes):	[ X]

3.             Investment Company Act File Number: 811-04556

              Securities Act File Number: 033-02659

4	(a)	Last day of fiscal year for which this Form is filed: October 31, 2010
4	(b)	[ ] Check box if this Form is being filed late (i.e , more than 90 calendar days after the end of the issuer’s fiscal year).

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4	(c)	[	]	Check box if this is the last time the issuer will be filing this Form.

5				Calculation of registration fee:

(i)	Aggregate sale price of securities sold
	during the fiscal year pursuant to
	section 24(f):	$10,459,523,665

(ii)	Aggregate price of securities redeemed
	or repurchased during the fiscal year:	$7,554,400,689

(iii)	Aggregate price of securities redeemed
	or repurchased during any PRIOR
	fiscal year ending no earlier than
	October 11, 1995 that were not
	previously used to reduce registration
	fees payable to the Commission:	$0.00

(iv)	Total available redemption credits
	[add items 5(ii) and 5(iii)]:	$7,554,400,689

(v)	Net sales -- if item 5(i) is greater
	than Item 5(iv) [subtract Item 5(iv)	$2,905,122,976
	from Item 5(i)]:
(vi)	Redemption credits available for use
	in future years -- if Item 5(i) is
	less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]	$0.00

(vii)	Multiplier for determining registration
	fee (See Instruction C.9):	0.0000713

(viii)	Registration fee due [multiply Item 5(v)
by Item 5(vii)] (enter “0” if no fee
	is due):	= $207,135.27

6.           Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __

7.	Interest due -- if this Form is being filed more than 90 days after the
	end of the issuer’s fiscal year (see Instruction D):	+ $0.00

8.	Total of the amount of the registration fee due plus any interest due
	[Item 5(viii) plus Item 7]:	= $207,135.27

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: 12/2/2010 CIK: 0000787623

Method of Delivery:

[X] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	/s/	Robert DeVault
By (Signature and Title)*		Robert DeVault
Principal Financial Officer

Date:      12/3/2010

*Please print the name and title of the signing officer below the signature.